Common Stock (Additional Information) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, shares authorized	200,000,000	200,000,000	5,755,759
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Korros [Member]
Dividends Declared	$ 0	$ 0
Korros [Member] | Common Stock [Member]
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.001	$ 0.001